Majestic Dragon (Details) - USD ($)					3 Months Ended
	Sep. 08, 2021	Aug. 27, 2021	Aug. 25, 2021	Jul. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Advisory fee				3.00%
Majestic Dragon agreement details				consulting and advisory services to the Company commencing on the closing of the Hertford Agreement, dated as of July 31, 2021, for a term ending on the date on which Majestic Dragon and its affiliates or any funds managed by Majestic Dragon cease to own, directly or indirectly, any equity interests of the Company
Majestic Dragon contingent consideration				100 Bitcoin per year for a period of two years, payable from the first coin mined in the corresponding year
Stock Issued During Period, Shares, New Issues	22,600,000	135,000	2,488,530
Stock Issued During Period, Value, New Issues		$ 456,000			$ 186,778,000	$ 7,642,000	$ 597,000	$ 268,000